Equity - Share options, fair value assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Expected life (years)	4 years	4 years
Expected volatility	61.00%	57.00%
Risk-free interest rate	1.00%	2.00%